Stockholders' Equity (Deficit) (Equity Compensation Plan) (Narrative) (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended			12 Months Ended
	Jun. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Aug. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011	Feb. 28, 2014	Dec. 31, 2012	Apr. 30, 2011	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense				$ 1,046,086	$ 722,358		$ 1,066,443	$ 571,924
Outstanding stock options		1,106,895		1,106,895			1,018,590	633,482			590,047
Granted				277,875			507,879	186,736
Weighted average grant-date fair value				$ 3.33			$ 5.66	$ 8.51
Fair value of stock options vested							$ 1,704,121
Unrecognized stock-based compensation expense		$ 3,114,452		$ 3,114,452			$ 3,872,221
unrecognized stock-based compensation expense, recognition period				15 months 24 days			14 months 27 days
Warrants to Purchase Shares of Common Stock Issuable at Price One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants		$ 0.48		$ 0.48
Warrant liabilities outstanding		17,392		17,392
Warrants to Purchase Shares of Common Stock Issuable at Price Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants		$ 12.50		$ 12.50
Warrant liabilities outstanding		125,000		125,000
Common Stock Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted							52,695	125,000	32,610
Exercise price of warrants						$ 4.83	$ 11.03	$ 12.50	$ 0.48
Expiration term						10 years		5 years	10 years
Number of shares of common stock issuable through warrants						20,549				15,218
Restricted stock awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense								$ 25,534
Outstanding stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		$ 245,289	$ 224,586	$ 942,136	$ 722,358		$ 570,760	$ 131,178
Non-employees [Member] | Restricted stock awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		$ 13,950		$ 103,950
2014 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Incentive Plan, shares authorized	500,000						500,000
Expiration term	10 years
Outstanding stock options							436,748
2009 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Incentive Plan, shares authorized							869,565					652,174	217,391
Expiration term							10 years
Outstanding stock options							581,842	633,482
2009 and 2014 Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding stock options							1,018,590
Granted							1,416,091
Forfeited							115,398
Common shares available for grant							68,872